FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At December 31,
		2021				2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	12	147	—	—	147	439	—	—	439
Trade receivables	13	—	—	603	603	—	—	341	341
Other financial assets		—	70	—	70	3	40	14	57
Total		147	70	603	820	442	40	355	837

		At December 31,
		2021				2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	18	1,087	—	—	1,087	653	—	—	653
Borrowings	19	2,129	—	—	2,129	2,391	—	—	2,391
Other financial liabilities		—	26	5	31	—	85	2	87
Total		3,216	26	5	3,247	3,044	85	2	3,131

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At December 31,
	2021			2020
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	9	38	47	1	18	19
Energy derivatives	1	1	2	—	—	—
Other commodity derivatives	—	4	4	1	1	2
Currency commercial derivatives	2	14	16	16	17	33
Currency net debt derivatives	—	1	1	—	—	—
Margin calls	—	—	—	—	3	3
Other financial assets - derivatives	12	58	70	18	39	57

Aluminium and premium derivatives	—	14	14	3	6	9
Other commodity derivatives	—	—	—	—	1	1
Currency commercial derivatives	6	11	17	4	28	32
Currency net debt derivatives (A)	—	—	—	34	11	45
Other financial liabilities - derivatives	6	25	31	41	46	87
(A)For the year ended December 31, 2021, forward purchases of $565 million versus the Euro using cross currency basis swaps were not renewed when they reached their maturity or were bought out before their initial maturity in connection with the refinancing of the Senior Notes. This transaction generated a cash outflow of €32 million which is presented in Other financing activities within the Consolidated Statement of Cash Flows.

Schedule of Derivatives Measured at Fair Value

	At December 31,
	2021				2020
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	41	29	—	70	20	37	—	57
Other financial liabilities - derivatives	13	18	—	31	9	78	—	87